Supplement to the Statements of Additional Information

CREDIT SUISSE LARGE CAP BLEND FUND
CREDIT SUISSE LARGE CAP GROWTH FUND
CREDIT SUISSE LARGE CAP VALUE FUND
CREDIT SUISSE MID-CAP CORE FUND
CREDIT SUISSE SMALL CAP CORE FUND
CREDIT SUISSE TRUST
International Equity Flex III Portfolio
U.S. Equity Flex I Portfolio
(each a “Fund” and collectively, the “Funds”)

The following information will supersede or supplement certain information in the Funds’ Statements of Additional Information.

Portfolio Managers

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed

As reported to the Funds, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio managers and the total assets managed within each category as of May 3, 2010.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mika Toikka	7	$685	13	$1,704	72	$4,353

The advisory fee for one of these accounts, which has a total of $93 million as of May 3, 2010 is based on the performance of the account.

Ownership in Securities of the Fund

As reported to the Funds, as of May 3, 2010, Mr. Toikka has no beneficial ownership in the Funds.

Portfolio Managers’ Compensation

Credit Suisse’s compensation to the portfolio managers of the Funds includes both a fixed base salary component and a bonus component.  The discretionary bonus for the portfolio managers is not tied by formula to the performance of any fund or account.  The factors taken into account in determining the portfolio managers’ bonus include the Funds’ performance, assets held in the Funds and other accounts managed by the portfolio manager, business growth, team work, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group AG stock as deferred compensation.  Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, the portfolio managers participate in Credit Suisse Group AG’s profit sharing and 401(k) plans.

Dated: May 17, 2010

May 17, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings — Rule 497(e)

Re:          Credit Suisse Funds Listed on Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, transmitted for filing with the Securities and Exchange Commission is a supplement to the Funds’ Statements of Additional Information.

Please address any comments or questions to the attention of the undersigned at (212) 325-7102.

Very truly yours,

/s/ J. Kevin Gao
J. Kevin Gao
Secretary

Enclosures

cc:           Rose F. DiMartino

SCHEDULE A

Credit Suisse Large Cap Blend Fund

(Securities Act File No. 333-60675;

Investment Company Act File No. 811-08921)

Credit Suisse Large Cap Growth Fund

(Securities Act File No. 33-12344;

Investment Company Act File No. 811-5041)

Credit Suisse Mid-Cap Core Fund

(Securities Act File No. 33-18632;

Investment Company Act File No. 811-5396)

Credit Suisse Large Cap Value Fund

Credit Suisse Small Cap Core Fund

Credit Suisse Capital Funds

(Securities Act File No. 33-03706;

Investment Company Act File No. 811-04604)

Credit Suisse Trust — International Equity Flex III Portfolio and U.S. Equity Flex I Portfolio

(Securities Act File No. 33-58125;

Investment Company Act File No. 811-07261)